Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used	The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended 31 December,
	2022	2021	2020
Exercise price	CHF 3.41	CHF 2.70	CHF 2.11 to 2.47
Share price (option-pricing model)	CHF 3.41	CHF 2.70	CHF 1.92 to 2.47
Risk free interest rate	0.74%	0.00%	(0.94%) to 0.00%
Expected term	2.5 years	2.5 years	2.5 to 5.5 years
Expected volatility	96.3%	82.1%	90.8-101%
Divdend yield	—	—	—

Summary of Number and Weighted Average Exercise Prices of Share-based Options

The number and weighted average exercise prices of share-based options under the Plan are as follows:

	Number of Options	Weighted Average Exercise Price (CHF)	Range of Expiration Dates
Oustanding at January 1, 2020	608,059	2.13	2026-2028
Forfeited during the year	(37,981)	2.18	2027
Granted during the year	406,141	2.39	2027-2029
Oustanding at December 31, 2020	976,220	2.24	2026-2029

Exercisable at December 31, 2020	443,781	2.12	2026-2029

Oustanding at January 1,2021	976,220	2.24	2026-2029
Forfeited during the year	(147,607)	2.39	2027-2028
Granted during the year	298,972	2.70	2030
Oustanding at December 31, 2021	1,127,585	2.34	2026-2030

Exercisable at December 31, 2021	664,192	2.17	2026-2030

Oustanding at January 1, 2022	1,127,585	2.34	2026-2030
Forfeited during the year	(82,445)	2.69	2023-2030
Granted during the year	550,468	3.41	2031
Exercised during the year	(53,500)	2.11
Oustanding at December 31, 2022	1,542,108	2.73	2027-2031

Exercisable at December 31, 2022	716,919	2.25	2027-2031

o

Summary of Number and Weighted Average Exercise Prices of Restricted Stock

The number and weighted average exercise prices of restricted stock under the Plan are as follows:

	Number of Restricted Stocks	Weighted Average Exercise Price (CHF)
Issued and exercised at January 1, 2020	571,783	1.79
Granted and exercised during the year	80,327	1.95
Issued and exercised at December 31, 2020	652,110	1.81
Not subject to repurchase at December 31,2020	472,502	1.80
Issued and exercised at January 1, 2021	652,110	1.81
Granted and exercised during the year	386,116	2.27
Issued and exercised at December 31, 2021	1,038,226	1.98
Not subject to repurchase at December 31, 2021	621,343	1.82
Issued and exercised at January 1, 2022	1,038,226	1.98
Issued and exercised at December 31, 2022	1,038,226	1.98
Not subject to repurchase at December 31, 2022	817,022	1.90

Summary of Payroll Expense Related to Restricted Stock

Restricted stock is granted and expensed at fair value. The payroll expense related to restricted stock, including the total expense and the part contributable towards restricted stock issuance, is as follows:

	For the Years Ended 31 December,
in CHF thousands	2022	2021	2020
Total payroll expense related to restricted stock	—	(951)	170
Expense contributable towards restricted stock issuance	—	(828)	148

	For the Years Ended 31 December,
in CHF thousands	2022	2021	2020
Fair value of restricted stock issued	—	876	157
Expense contributable towards restricted stock issuance	—	828	148
Grantee contributions for restricted stock issuance	—	48	9